THOMAS MARTIN (612) 340-8706 FAX (612) 340-7800 martin.tom@dorsey.com
September 18, 2015
Division of Corporation Finance
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Attention:	Michael Clampitt, Senior Counsel
Christopher Dunham, Staff Attorney

Re:	Heartland Financial USA, Inc.
Registration Statement on Form S-4
File No. 333-206548

Dear Mr. Clampitt and Mr. Dunham,

Accompanying this letter and filed electronically by EDGAR please find Amendment No. 1 to the above Registration Statement on Form S-4 (the “Amendment”). This Amendment is being filed to respond to the comments of the Securities and Exchange Commission conveyed to the David Horstmann of Heartland Financial USA, Inc. (“Heartland”) by your letter dated September 15, 2015. Recreated below is the substance of the four comments communicated, and the response of Heartland to each comment.

1. Prospectus Cover Page. Please revise to disclose the approximate number of shares to be issued. In addition, please disclose the meeting and record dates prior to any request for acceleration or advise the staff as to why that information would not be available.

In response to your comment, we have added to the President’s letter that constitutes the first page of the Proxy Statement/Prospectus the maximum and minimum number of shares that may be issued, and completed the Proxy Statement/Prospectus throughout to include all information omitted in the first filing, including the record date and meeting date of the special meeting.

2. Opinion of Financial Advisor to Premier Valley Bank, page 38. Please refer to your third paragraph on page 39. We note that Sandler O’Neill used certain internal financial projections in preparing its fairness opinion. Please disclose your projected long-term earnings per share growth rate and the projected “transaction costs, purchase accounting adjustments, expected cost savings and other synergies which were provided by the senior management of Heartland.

In response to your comment, and in consultation with Sandler O’Neill, the referenced paragraph on page 39 of the Proxy Statement/Prospectus has been revised to disclose the assumed 8.0% earnings per share growth rate, and to cross reference the discussion of “Pro Forma Results,” in which disclosure is made of the transaction costs, purchase accounting adjustments and cost savings. There were no projections of synergies, and that reference has been removed.

3. Material Federal Income Tax …, page 50. Please revise the last paragraph on page 51 to eliminate the assumption that the merger will qualify as a reorganization. See Staff Legal Bulletin 19 and section III.C.3.

Please know that the word “assumption” was not intended to imply any qualification of the disclosure that follows. Nevertheless, and in response to your comment, the lead-in phrase in the last paragraph on page 51 has been removed to make this clear.

4. Exhibit 8.1. We note that you have filed a long-form tax opinion that “the Merger will be treated as a reorganization within the meaning of Section 368(a) of the Code.” Please direct counsel to revise its opinion to cover the tax consequences that flow from that conclusion, which you discuss in the prospectus. Please also direct counsel to revise to remove limitations on investor reliance from the final paragraph of its opinion. Please refer Staff Legal Bulletin No. 19, which is available on our website, for guidance.

In response to your comment, counsel to Premier Valley Bank has revised its opinion, as included with the Amendment, to opine as to the tax consequences that flow from the Merger as a reorganization under Section 368(a) of the Code, as incorporated from the description in the Proxy Statement/Prospectus, and the Proxy Statement/Prospectus has been revised to reference this incorporation. Further, the opinion has been revised to remove the limitations as to investor reliance.

Premier Valley Bank hopes to hold the meeting of its shareholders on October 26, 2015 and we would hope to be in a position to cause the registration statement to become effective on Friday, September 25, 2015. We will not, of course, file a request for acceleration of the effective date of the registration statement until being advised that we have adequately addressed your comments. That acceleration request will, when filed, included the written acknowledgement required by the second page of your letter.

To meet this proposed schedule, we would greatly appreciate being advised as soon as possible whether the above adequately responds to your comments. Please contact me at 612-340-8706, or by e-mail at martin.tom@dorsey.com if we may file an acceleration request or if there is other information you need.

Very truly yours,

/s/ Thomas Martin
Thomas Martin

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